Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 121,229	$ 101,570
Non-current assets	108,263	107,226
Current liabilities	(82,693)	(75,787)
Non-current liabilities	(18,839)	(18,748)
Net assets	127,960	114,261
Non-controlling interests	(3,668)	(3,645)
Net assets, excluding non-controlling interests	124,292	110,616	$ 126,309	$ 127,072
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	134,355	129,535
Non-current assets	103,468	103,477
Current liabilities	(87,274)	(91,665)
Non-current liabilities	(8,202)	(8,616)
Net assets	142,347	132,731
Net assets, excluding non-controlling interests	142,347	132,731	120,147	150,134
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	20,627	9,640
Non-current assets	30,000	30,000
Current liabilities	(1,044)	(1,239)
Net assets	49,583	38,401
Net assets, excluding non-controlling interests	$ 49,583	$ 38,401	$ 42,862	$ 33,611